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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC

600 Montgomery Street, Third Floor
San Francisco, CA 94111



Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

David Weitgenant

Deputy Director of Compliance

415-249-6313


Signature, Place and Date of Signing:

 /s/ David Weitgenant         San Francisco, CA              11/07/2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total (x$1000):  17,837
                                               (thousands)

List of Other Included Managers: None

    (See attachment)

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                          FORM 13F INFORMATION TABLE

                                TITLE OF            VALUE   SHARES/ SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   CLASS     CUSIP   (x$1000) PRN AMT PRN CALL  DSCRETN   MANAGERS SOLE SHARED  NONE
--------------                  -------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ------
AEST, INC......................   COM      8v84753     25    12500  SH          Sole                          12500
CANADIAN OIL SANDS LIMITED.....   COM    13643E105   3625   187934  SH          Sole                         187934
CENTURYTEL INC.................   COM    156700106    352    10617  SH          Sole                          10617
CROSS TIMBERS ROYALTY TRUST TR.   COM    22757R109    781    17400  SH          Sole                          17400
DISH NETWORK CORP CL A.........   COM    25470M109   1002    40000  SH          Sole                          40000
DORCHESTER MINERALS L P........   COM    25820R105   7515   316010  SH          Sole                         316010
ECHOSTAR CORPORATION...........   COM    278768106    240    10610  SH          Sole                          10610
HUGOTON ROYALTY TRUST TEXAS UN.   COM    444717102   1384    65037  SH          Sole                          65037
NORCAL COMMUNITY BANCORP.......   COM    655484103     20    10125  SH          Sole                          10125
PNC FINANCIAL SVCS GROUP INC...   COM    693475105    289     6000  SH          Sole                           6000
PRESIDENT CASINOS INC ESCROW C.   COM    740ESC306      0    75000  SH          Sole                          75000
SAN JUAN BASIN ROYALTY TR-UBI..   COM    798241105   1569    68290  SH          Sole                          68290
TITAN PHARMACEUTICALS INC......   COM    888314101     17    12500  SH          Sole                          12500
CAPITAL ASSETS FUNDS TAX EXEMP.    MF    147539712     34    33620  SH          Sole                          33620
PIMCO CALIF MUN INCOME FUND....    MF    72200N106    262    19895  SH          Sole                          19895
PIMCO FDS PAC INVT MGMT CL D...    MF    72200Q679    403    35214  SH          Sole                          35214
TEMPLETON GLOBAL BOND FUND CL..    MF    880208103    129    10173  SH          Sole                          10173
VANGUARD INFL-PROTECTED SECS...    MF    922031869    190    13560  SH          Sole                          13560